Right-of-use assets - Summary of quantitative information about right-of-use assets (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 3,859,088
Ending balance	16,277,652	$ 3,859,088
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,467,810	2,836,575
Additions & modifications	13,139,316	1,612,133
Foreign Exchange on Translation		19,102
Ending balance	17,607,126	4,467,810
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(608,722)	(2,836,575)
Foreign Exchange on Translation		(7,988)
Depreciation expensed	(368,657)	(600,734)
Depreciation capitalized into Inventory	(352,095)
Ending balance	(1,329,474)	(608,722)
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	3,761,848
Ending balance	16,183,040	3,761,848
Premises | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4,354,001	2,783,313
Additions & modifications	13,119,356	1,550,957
Foreign Exchange on Translation		19,731
Ending balance	17,473,357	4,354,001
Premises | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(592,153)	(2,783,313)
Foreign Exchange on Translation		(7,810)
Depreciation expensed	(357,195)	(584,343)
Depreciation capitalized into Inventory	(340,969)
Ending balance	(1,290,317)	(592,153)
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	97,240
Ending balance	94,612	97,240
Equipment | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	113,809	53,262
Additions & modifications	19,960	61,176
Foreign Exchange on Translation		(629)
Ending balance	133,769	113,809
Equipment | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(16,569)	(53,262)
Foreign Exchange on Translation		(178)
Depreciation expensed	(11,462)	(16,391)
Depreciation capitalized into Inventory	(11,126)
Ending balance	$ (39,157)	$ (16,569)